SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [abstract]
Lease liabilities, beginning of period	$ 489,123	$ 158,124
Additions		440,675
Interest expense	10,927	26,964
Lease payments	(36,583)	(128,995)
Lease removal		(7,645)
Lease liabilities	463,467	489,123
Current lease liabilities	115,269	110,481
Non-current lease liabilities	$ 348,198	$ 378,642